Cash and Cash Equivalents - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Cash, cash equivalents and marketable securities [Line Items]
Cash and cash equivalents, money market accounts	$ 5.0	$ 2.5
Maximum
Cash, cash equivalents and marketable securities [Line Items]
Cash and cash equivalents, money market accounts, original maturity date	90 days	90 days